UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Dean Capital Management, LLC
Address:	7450 W 130th St. Ste. 150
		Overland Park, KS  66213

13F File Number:  28-13367

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas A. Leach
Title:	Chief Compliance Officer
Phone:	(913) 944-4455

Signature, Place, and Date of Signing:

	Douglas A. Leach		Overland Park, KS	April 5, 2012

Report Type (Check only one.):

[ ]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[X]		13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-02462 		Dean Investment Associates, LLC.

FORM 13F SUMMARY PAGE


Report Summary:

Number Other Included Manager:	1

Form 13F Information Table Entry Total:	77

Form 13F Information Table Value Total:  975
					(x$1000)


List of Other Included Manager:

No. 	Form 13F File Number		Name
01   	028-14511		 	American Beacon Advisors, Inc.





                                                             FORM 13F INFORMATION TABLE
                                                               VALUE    SHARES/   SH/ PUT/  INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP        (x$1000)   PRN AMT   PRN CALL  DSCRETN MANAGERS   SOLE SHARED  NONE
------------------------------ ---------------- ---------    --------  --------   --- ----  ------- --------------------------------
Cloud Peak Energy Inc                 CS        18911Q102           20      1010  SH        DEFINED     01                    1010
Contango Oil & Gas Co                 CS        21075N204           17       300  SH        DEFINED     01                     300
Parker Drilling Co                    CS        701081101           15      2085  SH        DEFINED     01                    2085
Commercial Metals Co                  CS        201723103           17      1225  SH        DEFINED     01                    1225
Georgia Gulf Corp                     CS        373200302            5       280  SH        DEFINED     01                     280
Greif Inc Cl A                        CS        397624107           19       425  SH        DEFINED     01                     425
Horsehead Hldg Corp                   CS        440694305            5       560  SH        DEFINED     01                     560
Innophos Holdings Inc                 CS        45774N108            5        95  SH        DEFINED     01                      95
Myers Inds Inc                        CS        628464109            9       750  SH        DEFINED     01                     750
Solutia Inc                           CS        834376501           16       905  SH        DEFINED     01                     905
Briggs & Stratton Corp                CS        109043109           10       670  SH        DEFINED     01                     670
Crane Co                              CS        224399105            9       195  SH        DEFINED     01                     195
Curtiss Wright Corp                   CS        231561101           13       380  SH        DEFINED     01                     380
EMCOR Group Inc                       CS        29084Q100           11       410  SH        DEFINED     01                     410
Foster Wheeler                        CS        H27178104           11       555  SH        DEFINED     01                     555
General Cable Corp                    CS        369300108           11       450  SH        DEFINED     01                     450
Geoeye Inc                            CS        37250W108           20       905  SH        DEFINED     01                     905
Macquarie Infrastructure Co           CS        55608B105           13       455  SH        DEFINED     01                     455
Manpowergroup                         CS        56418H100           15       410  SH        DEFINED     01                     410
Michael Bakercorp                     CS        057149106           10       490  SH        DEFINED     01                     490
Oshkosh Corp                          CS        688239201            6       265  SH        DEFINED     01                     265
Regal Beloit Corp                     CS        758750103           10       195  SH        DEFINED     01                     195
Terex Corp                            CS        880779103           16      1160  SH        DEFINED     01                    1160
Thomas & Betts Corp                   CS        884315102            6       105  SH        DEFINED     01                     105
Triumph Group Inc                     CS        896818101           17       295  SH        DEFINED     01                     295
American Greetings Corp Cl A          CS        026375105           21      1685  SH        DEFINED     01                    1685
Ascena Retail Group Inc               CS        04351G101           10       340  SH        DEFINED     01                     340
Big 5 Sporting Goods Corp             CS        08915P101           11      1050  SH        DEFINED     01                    1050
Collective Brands Inc                 CS        19421W100           10       690  SH        DEFINED     01                     690
Cracker Barrel Old Country            CS        22410J106            6       110  SH        DEFINED     01                     110
Hanesbrands Inc                       CS        410345102           20       895  SH        DEFINED     01                     895
Helen Of Troy Ltd                     CS        G4388N106           15       500  SH        DEFINED     01                     500
Jarden Corp                           CS        471109108           17       555  SH        DEFINED     01                     555
Mens Wearhouse Inc                    CS        587118100           11       325  SH        DEFINED     01                     325
Meredith Corp                         CS        589433101           10       310  SH        DEFINED     01                     310
Radioshack Corp                       CS        750438103           13      1300  SH        DEFINED     01                    1300
Regis Corp Minn                       CS        758932107            5       315  SH        DEFINED     01                     315
Rent A Center Inc                     CS        76009N100           10       275  SH        DEFINED     01                     275
Sinclair Broadcast Group Inc          CS        829226109           11       960  SH        DEFINED     01                     960
Tenneco Inc                           CS        880349105           10       325  SH        DEFINED     01                     325
WMS Inds Inc                          CS        929297109           10       465  SH        DEFINED     01                     465
Dean Foods Co                         CS        242370104           11      1000  SH        DEFINED     01                    1000
Dole Food Co Inc                      CS        256603101           20      2320  SH        DEFINED     01                    2320
Spectrum Brands Holdings Inc          CS        84763R101           14       515  SH        DEFINED     01                     515
SuperValu Inc                         CS        868536103           19      2325  SH        DEFINED     01                    2325
Health Mgmt Assoc Inc New Cl A        CS        421933102           15      2085  SH        DEFINED     01                    2085
Healthsouth Corp                      CS        421924309           19      1095  SH        DEFINED     01                    1095
VCA Antech, Inc.                      CS        918194101           17       885  SH        DEFINED     01                     885
Advance America Cash Advance Ce       CS        00739W107           14      1535  SH        DEFINED     01                    1535
American Equity Investment Life       CS        025676206           20      1890  SH        DEFINED     01                    1890
Assured Guaranty Ltd                  CS        G0585R106           17      1275  SH        DEFINED     01                    1275
BBCN Bancorp Inc                      CS        073295107            9      1005  SH        DEFINED     01                    1005
Bryn Mawr Bank Corp                   CS        117665109           16       805  SH        DEFINED     01                     805
CNO Financial Group Inc               CS        12621E103           12      1910  SH        DEFINED     01                    1910
Diamond Hill Investment Grp           CS        25264R207           11       155  SH        DEFINED     01                     155
Hancock Holding Co                    CS        410120109           10       320  SH        DEFINED     01                     320
Hospitality Properties Trust          CS        44106M102           15       660  SH        DEFINED     01                     660
Inland Real Estate Corp               CS        457461200           10      1370  SH        DEFINED     01                    1370
Janus Cap Group Inc                   CS        47102X105            5       775  SH        DEFINED     01                     775
MainSource Financial Group Inc        CS        56062Y102           11      1250  SH        DEFINED     01                    1250
One Liberty Properties Inc            CS        682406103           12       754  SH        DEFINED     01                     754
Primerica Inc                         CS        74164M108           10       450  SH        DEFINED     01                     450
Stancorp Finl Group Inc Com           CS        852891100           17       475  SH        DEFINED     01                     475
State Bank Financial Corp             CS        856190103           10       665  SH        DEFINED     01                     665
Stifel Finl Corp                      CS        860630102            5       160  SH        DEFINED     01                     160
TCF Financial Corp                    CS        872275102           20      1955  SH        DEFINED     01                    1955
Amkor Technology Inc                  CS        031652100           10      2230  SH        DEFINED     01                    2230
Avx Corp                              CS        002444107            5       410  SH        DEFINED     01                     410
Datalink Corp                         CS        237934104           15      1850  SH        DEFINED     01                    1850
Ingram Micro Inc                      CS        457153104           20      1075  SH        DEFINED     01                    1075
Lexmark Intl                          CS        529771107           10       305  SH        DEFINED     01                     305
Mantech Intl Corp                     CS        564563104           16       520  SH        DEFINED     01                     520
QLogic Corp                           CS        747277101           10       685  SH        DEFINED     01                     685
SeaChange Intl Inc                    CS        811699107           14      2005  SH        DEFINED     01                    2005
Tech Data Corp                        CS        878237106           17       340  SH        DEFINED     01                     340
Veeco Instrs Inc                      CS        922417100           10       470  SH        DEFINED     01                     470
Vishay Intertechnology Inc            CS        928298108           13      1455  SH        DEFINED     01                    1455